Income Taxes (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Unrecognized tax benefits that would impact effective tax rate	$ 1,200,000	$ 1,200,000
Income tax examination, penalties and interest accrued	200,000	100,000
Provision for income taxes	$ 10,950,000	$ 11,500,000	$ 4,795,000